BORROWINGS FROM FINANCIAL INSTITUTIONS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total	$ 2,196,130	$ 2,179,870
1Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	1,475,588	1,206,576
Due Within 1 And 2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	422,911	730,642
2 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	106,260	5,068
3 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	15,154	12,887
4 Year [Member]
Disclosure of detailed information about borrowings [line items]
Total	73,536	6,889
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 102,681	$ 217,808